Share based compensation - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.76%
Expected volatility	77.00%
Expected dividend yield	0.00%
Exercise multiple , Minimum	$ 2.2
Exercise multiple , Maximum	$ 2.8
Forfeiture rate, Minimum	2.00%
Forfeiture rate, Maximum	10.00%
Fair value of underlying ordinary shares	$ 8.5
Fair value of share option, Minimum	5.267
Fair value of share option, Maximum	$ 5.7275